Subsequent Event (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)
Subsequent Events [Abstract]
Leases square feet		58,832
Expiry year		February 2023
Total rent	$ 576,259
Brokage commission		$ 27,084